Equity_Details of treasury stock (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Book value		₩ 0	₩ (34,113,000,000)
Description of acquired treasury stock		At the establishment of Woori Financial Group Inc., Woori Bank acquired 15,618,008 shares of the Group. (The comprehensive stock transfer of Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Woori Fund Services Co., Woori Private Equity Asset Management Co. and the parent company, Woori Financial Group Inc. :4,164,306 shares, execution of the right to purchase shares from shareholders who were against to comprehensive stock transfer: 11,453,702 shares) In September 2019, Woori Bank acquired 42,103,377 additional shares of Woori Financial Group Inc. through a comprehensive exchange of shares of Woori Card Co., Ltd. and Woori Financial Group Inc., the parent company. 2 shares of treasury stocks have been incurred for the provision for odd-lot payment incurred during the partial stock replacement of the shareholders who possess physical stock certificate.
Beginning balance
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares		2,728,774
Book value		₩ 34,113,000,000
Acquisition
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares	[1]	57,721,387
Book value	[1]	₩ 799,886,000,000
Disposal
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares		(60,450,159)
Book value		₩ (833,999,000,000)
Ending balance
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares		2
Book value		₩ 0

[1]	At the establishment of Woori Financial Group Inc., Woori Bank acquired 15,618,008 shares of the Group. (The comprehensive stock transfer of Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Woori Fund Services Co., Woori Private Equity Asset Management Co. and the parent company, Woori Financial Group Inc. :4,164,306 shares, execution of the right to purchase shares from shareholders who were against to comprehensive stock transfer: 11,453,702 shares) In September 2019, Woori Bank acquired 42,103,377 additional shares of Woori Financial Group Inc. through a comprehensive exchange of shares of Woori Card Co., Ltd. and Woori Financial Group Inc., the parent company. 2 shares of treasury stocks have been incurred for the provision for odd-lot payment incurred during the partial stock replacement of the shareholders who possess physical stock certificate.